SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

NOTE 15: SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to the noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046

	For the Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$213,095	$212,808	$218,781	$218,867	$863,551
Interest expense	80,408	79,109	78,705	74,810	313,032
Operating expenses	75,968	96,515	65,782	64,707	302,972
Income tax provision	23,747	12,369	15,915	33,036	85,067
Net income attributable to the noncontrolling interest	570	421	414	456	1,861

Net income attributable to CNH Capital LLC	$32,402	$24,394	$57,965	$45,858	$160,619